UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-21634
                                  ----------------------------------------------

                               Access One Trust
--------------------------------------------------------------------------------
                              (Exact name of registrant as specified in charter)

             7501 Wisconsin Avenue, Suite 1000        Bethesda, MD         20814
--------------------------------------------------------------------------------
                   (Address of principal executive offices)           (Zip code)

                   BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                               (Name and address of agent for service)

Registrant's telephone number, including area code:    (240) 497-6400
                                                   -----------------------------

Date of fiscal year end:       December 31
                        ------------------------------------

Date of reporting period:      December 31, 2005
                         -----------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                               ACCESS ONE TRUST

                                               Access VP High Yield Fund

ANNUAL REPORT

December 31, 2005

TABLE OF CONTENTS


 i     MESSAGE FROM THE CHAIRMAN

ii     MANAGEMENT DISCUSSION OF FUND PERFORMANCE

       ALLOCATION OF PORTFOLIO HOLDINGS & COMPOSITION

       SCHEDULE OF PORTFOLIO INVESTMENTS

       1   Access VP High Yield Fund

 2     STATEMENT OF ASSETS AND LIABILITIES

 3     STATEMENT OF OPERATIONS

 4     STATEMENT OF CHANGES IN NET ASSETS

 5     FINANCIAL HIGHLIGHTS

 6     NOTES TO FINANCIAL STATEMENTS

11     REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

12     EXPENSE EXAMPLES

13     TRUSTEES AND OFFICERS

MESSAGE FROM THE CHAIRMAN

Dear Shareholder:

I'm very pleased to present the Annual Report to shareholders of the Access VP High Yield Fund for the year ended December 31, 2005.

After two strong years, high yield returns slowed considerably in the early months of 2005-reflecting mounting concern that rising inflation and interest rates could weaken the economy and in turn, high yield issuers. But the high yield market largely strengthened as the year progressed.

For 2005, the Bear Stearns High Yield Composite Index, a widely used measure of high yield market performance, returned 1.76%. That compares with returns of 0.63% on the five-year U.S. Treasury Note and 2.70% on the ten-year U.S. Treasury Note. High yield generally underperformed the broad equity market in 2005. The S&P 500(R) gained 4.91% for the year.

Experts differ over whether the moderation in high yield returns in 2005 marks a turning point or just a pause. Such contrasting views, of course, are what make markets. Importantly, though, with Access VP High Yield Fund you get both broad exposure to the high yield market and the flexibility to adjust your fund holdings when your investment outlook changes-without the commonly imposed exchange restrictions and redemption fees.

As we have shown with the Access VP High Yield Fund, we remain committed to offering strategies that go beyond the conventional-with portfolios that provide innovative ways to navigate financial markets.

We deeply appreciate your investment in the Access VP High Yield Fund and the confidence you have placed in us.

[PHOTO OF MICHAEL L. SAPIR]

MICHAEL L. SAPIR - chairman

Sincerely,

/s/ Michael L. Sapir

MICHAEL L. SAPIR
CHAIRMAN

THIS MATERIAL IS AUTHORIZED FOR DISTRIBUTION ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. INVESTMENTS IN HIGH YIELD BONDS ARE SUBJECT TO GREATER VOLATILITY AND GREATER CREDIT RISKS THAN INVESTING IN U.S. TREASURIES. U.S. TREASURY INSTRUMENTS ARE GUARANTEED AS TO THE TIMELY PAYMENT OF PRINCIPAL AND INTEREST, IF HELD TO MATURITY. HOWEVER, BOTH THE PRINCIPAL AND YIELD OF A MUTUAL FUND WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS AND ARE NOT GUARANTEED. NOTE THAT ACTIVE INVESTMENT STRATEGIES CAN REDUCE PORTFOLIO PERFORMANCE.

                            ACCESS VP HIGH YIELD FUND

The Access VP High Yield Fund seeks to provide investment results that correspond generally to the total return of the overall high yield market, consistent with maintaining reasonable liquidity. Unlike many other mutual funds that invest in high yield instruments, Access VP High Yield Fund imposes no limitations on the size or frequency of trading.

Access VP High Yield Fund is designed to maintain exposure to the high yield market, regardless of market conditions, so it does not adopt defensive positions in anticipation of an adverse market climate. The Access VP High Yield Fund seeks to achieve its high yield exposure primarily through Credit Default Swaps (CDSs) but may also invest in high yield debt instruments (commonly referred to as junk bonds), other debt and money market instruments and total return swap agreements and futures contacts.

For the period from the Fund's inception on May 2, 2005, through the year ended December 31, 2005, Access VP High Yield Fund had a total return of 6.82%. The Bear Stearns High Yield Composite Index, a widely used measure of high yield market performance, returned 4.42% over the same period.

During this period the Fund's focused investment in a combination of unfunded Dow Jones North American High Yield Credit Default Swap (CDX) and 5 year U.S. Treasury Note exposure contributed to the outperformance of the Fund versus the broader high yield market as measured by the Bear Stearns High Yield Index. Such outperformance may not continue in the future. Frequent rebalancing of the portfolio due to shareholder activity, credit events and periodic rolling of positions to the most current credit default swap series hindered fund performance.

--------------------------------------------------------------------------------
  VALUE OF A $10,000 INVESTMENT*
--------------------------------------------------------------------------------

        [CHART OF VALUE OF A $10,000 INVESTMENT]

                                           BEAR STEARNS HIGH YIELD
              ACCESS VP HIGH YIELD            COMPOSITE INDEX
05/02/05           $10,000                        $10,000
05/31/05            10,197                         10,161
06/30/05            10,299                         10,334
07/31/05            10,403                         10,480
08/31/05            10,460                         10,525
09/30/05            10,390                         10,411
10/31/05            10,424                         10,342
11/30/05            10,559                         10,375
12/31/05            10,682                         10,442

                           [END CHART]

* THE LINE GRAPH REPRESENTS HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE ACCESS VP HIGH YIELD FUND FROM MAY 2, 2005 (INCEPTION DATE) TO DECEMBER 31, 2005, ASSUMING THE REINVESTMENT OF DISTRIBUTIONS.

--------------------------------------------------------------------------------
  AGGREGATE TOTAL RETURN as of 12/31/05
--------------------------------------------------------------------------------

                                                     Since Inception (5/2/05)
                                                     -------------------------
Access VP High Yield Fund                                      6.82%
Bear Stearns High Yield Composite Index                        4.42%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RETURNS. RETURN CALCULATIONS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. DURING THE PERIOD, CERTAIN FEES WERE REDUCED. IF SUCH FEE REDUCTIONS HAD NOT OCCURRED, THE QUOTED PERFORMANCE WOULD BE LOWER. PERFORMANCE NUMBERS ARE NET OF ALL FUND EXPENSES BUT DO NOT INCLUDE ANY INSURANCE, SALES, OR ADMINISTRATIVE CHARGES OF VARIABLE ANNUITY OR LIFE INSURANCE CONTRACTS. IF THESE CHARGES WERE INCLUDED, THE RETURNS WOULD BE LOWER. TO OBTAIN PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL TOLL FREE 1-888-776-5717.

ACCESS VP HIGH YIELD FUND IS SUBJECT TO THE FOLLOWING RISKS: HIGH YIELD RISK, CREDIT DEFAULT SWAP RISK, INTEREST RATE RISK, CREDIT RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, COUNTERPARTY RISK, FOREIGN INVESTMENT RISK, ISSUER RISK, MANAGEMENT RISK, MARKET RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, TURNOVER RISK, VALUATION RISK, AND LACK OF OPERATION HISTORY RISK. IN ADDITION, THIS FUND PERMITS ACTIVE INVESTMENT STRATEGIES THAT CAN DECREASE PERFORMANCE AND INCREASE EXPENSES. PLEASE SEE THE PROSPECTUS FOR A MORE COMPLETE DESCRIPTION OF THESE RISKS.

              The above information is not covered by the Report of
                 Independent Registered Public Accounting Firm.

ACCESS ONE TRUST
ACCESS VP HIGH YIELD FUND

--------------------------------------------------------------------------------
  ALLOCATION OF PORTFOLIO HOLDINGS & COMPOSITION (UNAUDITED)
--------------------------------------------------------------------------------
DECEMBER 31, 2005

INVESTMENT OBJECTIVE: The Access VP High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.

                      HIGH YIELD MARKET EXPOSURE

INVESTMENT TYPE                                          % OF NET ASSETS
---------------                                          ---------------
Swap Agreements                                                104%
------------------------------------------------------------------------
Total Exposure                                                 104%
------------------------------------------------------------------------

-------
"Market Exposure" excludes any short-term investments, cash equivalents or other non-high yield market investment securities.

                                INDUSTRY EXPOSURE

                                                       % OF MARKET EXPOSURE
                                                       --------------------
Consumer Cyclical                                             22.23%
Communications                                                15.15%
Basic Materials                                               12.12%
Consumer Non-Cyclical                                         12.12%
Industrial                                                    12.12%
Energy                                                         8.08%
Utilities                                                      7.07%
Technology                                                     6.06%
Financial                                                      5.05%

================================================================================

ACCESS ONE TRUST                               SCHEDULE OF PORTFOLIO INVESTMENTS
ACCESS VP HIGH YIELD FUND                                      DECEMBER 31, 2005

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS (51.8%)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                    -----------      -----------
Federal Agricultural Mortgage Corp.*,
  3.15%, 1/3/06 ...............................     $ 4,531,000      $ 4,530,207
Federal Farm Credit Bank*,
  3.15%, 1/3/06 ...............................       4,531,000        4,530,207
Federal Home Loan Bank*,
  3.15%, 1/3/06 ...............................       4,531,000        4,530,207
Federal National Mortgage Association*,
  3.15%, 1/3/06 ...............................       4,531,000        4,530,207
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $18,120,828) ..........................                       18,120,828
                                                                     -----------

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS (38.0%)
--------------------------------------------------------------------------------
U.S. Treasury Notes,
  4.375%, 12/15/10 ............................      13,300,000       13,311,430
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $13,256,136) ..........................                       13,311,430
                                                                     -----------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS (12.9%)
--------------------------------------------------------------------------------
UBS*, 3.75%, 1/3/06, dated 12/30/05,
  with a maturity value of $4,523,884
  (Collateralized by $4,485,000 various
  U.S. Government Agency Obligations,
  4.875%-7.125%, 3/15/07-6/15/10,
  market value $4,670,203) ....................       4,522,000        4,522,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $4,522,000) ...........................                        4,522,000
                                                                     -----------
TOTAL INVESTMENT SECURITIES
  (Cost $35,898,964)--102.7% ..................                       35,954,258
Net other assets (liabilities)--(2.7)% ........                         (951,576)
                                                                     -----------
NET ASSETS-100.0% .............................                      $35,002,682
                                                                     ===========

-------

* All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

--------------------------------------------------------------------------------
  TOTAL RETURN SWAP AGREEMENTS
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    APPRECIATION
                                                      UNITS        (DEPRECIATION)
                                                   ----------      --------------
Total Return Swap Agreement based
  on the 5-year U.S. Treasury Note
  (4.375% due 12/15/10) expiring
  12/20/10 (Underlying notional
  amount at value $13,997,018) ................    13,985,000         $67,189

--------------------------------------------------------------------------------
  CREDIT DEFAULT SWAP AGREEMENTS
--------------------------------------------------------------------------------

                                                                                                 UNREALIZED
                                                          NOTIONAL     INTEREST   EXPIRATION    APPRECIATION
UNDERLYING INSTRUMENT                                      AMOUNT        RATE        DATE      (DEPRECIATION)
---------------------                                    -----------   --------   ----------   --------------
Dow Jones CDX North American High Yield Swap;Series 5    $30,000,000     3.95%    12/20/2010      $347,517
Dow Jones CDX North American High Yield Swap;Series 5      3,300,000     3.95%    12/20/2010        38,334
Dow Jones CDX North American High Yield Swap;Series 5      3,000,000     3.95%    12/20/2010        34,850
                                                                                                  --------
                                                                                                  $420,701
                                                                                                  ========

               See accompanying notes to the financial statements.

ACCESS ONE TRUST
ACCESS VP HIGH YIELD FUND

--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                 DECEMBER 31, 2005
                                                                 -----------------
ASSETS:
  Securities, at value (cost $31,376,964) .....................      $31,432,258
  Repurchase agreements, at cost ..............................        4,522,000
                                                                     -----------
    Total Investment Securities ...............................       35,954,258
  Cash ........................................................              624
  Segregated cash balances with custodian for swap agreements .            1,108
  Interest receivable .........................................           28,118
  Unrealized appreciation on total return swap agreements .....           67,189
  Unrealized appreciation on credit default swap agreements
    (premiums paid $188,745) ..................................          420,701
                                                                     -----------
    TOTAL ASSETS ..............................................       36,471,998
                                                                     -----------
LIABILITIES:
  Payable for investments purchased ...........................           11,138
  Payable for capital shares redeemed .........................        1,396,480
  Advisory fees payable .......................................           11,714
  Management services fees payable ............................            2,343
  Administration fees payable .................................            2,859
  Administrative services fees payable ........................           13,578
  Distribution fees payable ...................................            6,789
  Trustee fees payable ........................................              515
  Transfer agency fees payable ................................              768
  Fund accounting fees payable ................................            1,043
  Compliance services fees payable ............................              381
  Other accrued expenses ......................................           21,708
                                                                     -----------
     TOTAL LIABILITIES ........................................        1,469,316
                                                                     -----------
NET ASSETS ....................................................      $35,002,682
                                                                     ===========
NET ASSETS CONSIST OF:
  Capital .....................................................      $35,339,298
  Accumulated net investment income (loss) ....................          (34,853)
  Accumulated net realized gains (losses) on investments ......         (656,202)
  Net unrealized appreciation (depreciation) on investments ...          354,439
                                                                     -----------
NET ASSETS ....................................................      $35,002,682
                                                                     ===========
Shares of Beneficial Interest Outstanding .....................        1,131,264
                                                                     ===========
Net Asset Value (offering and redemption price per share) .....      $     30.94
                                                                     ===========

               See accompanying notes to the financial statements.

ACCESS ONE TRUST
ACCESS VP HIGH YIELD FUND

--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                FOR THE PERIOD
                                                            MAY 2, 2005(a) THROUGH
                                                              DECEMBER 31, 2005
                                                            ----------------------
INVESTMENT INCOME:
  Interest .............................................            $ 522,612
                                                                    ---------
EXPENSES:
  Advisory fees ........................................              105,405
  Management services fees .............................               21,081
  Administration fees ..................................                4,422
  Transfer agency fees .................................                1,850
  Administrative services fees .........................               70,332
  Distribution fees ....................................               35,135
  Custody fees .........................................                8,529
  Fund accounting fees .................................                2,411
  Trustee fees .........................................                1,442
  Compliance services fees .............................                  385
  Printing fees ........................................               20,192
  Legal fees ...........................................               17,856
  Other fees ...........................................               10,569
                                                                    ---------
    Total Gross Expenses before reductions .............              299,609
    Less Expenses reduced by the Advisor ...............              (21,340)
                                                                    ---------
    TOTAL NET EXPENSES .................................              278,269
                                                                    ---------
NET INVESTMENT INCOME (LOSS) ...........................              244,343
                                                                    ---------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on investment securities .             (250,905)
  Net realized gains (losses) on swap agreements .......               96,400
  Change in net unrealized appreciation/depreciation
    on investments .....................................              354,439
                                                                     --------
    NET REALIZED AND UNREALIZED GAINS (LOSSES)
      ON INVESTMENTS ...................................              199,934
                                                                    ---------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS .........            $ 444,277
                                                                    =========

-------
(a) Commencement of operations

               See accompanying notes to the financial statements.

ACCESS ONE TRUST
ACCESS VP HIGH YIELD FUND

--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                FOR THE PERIOD
                                                            MAY 2, 2005(a) THROUGH
                                                              DECEMBER 31, 2005
                                                            ----------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss) .........................          $    244,343
  Net realized gains (losses) on investments ...........              (154,505)
  Change in net unrealized appreciation/depreciation
    on investments .....................................               354,439
                                                                  ------------
  Change in net assets resulting from operations .......               444,277
                                                                  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ................................              (244,343)
  In excess of net investment income ...................              (536,550)
                                                                  ------------
  Change in net assets resulting from distributions ....              (780,893)
                                                                  ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued ..........................           123,298,756
  Dividends reinvested .................................               780,893
  Cost of shares redeemed ..............................           (88,740,351)
                                                                  ------------
  Change in net assets resulting from capital
    transactions .......................................            35,339,298
                                                                  ------------
  Change in net assets .................................            35,002,682
NET ASSETS:
  Beginning of period ..................................                    --
                                                                  ------------
  End of period ........................................          $ 35,002,682
                                                                  ============
  Accumulated net investment income (loss) .............          $    (34,853)
                                                                  ============
SHARE TRANSACTIONS:
  Issued ...............................................             3,980,093
  Reinvested ...........................................                25,279
  Redeemed .............................................            (2,874,108)
                                                                  ------------
  Change in shares .....................................             1,131,264
                                                                  ============

-------
(a) Commencement of operations

               See accompanying notes to the financial statements.

ACCESS ONE TRUST
ACCESS VP HIGH YIELD FUND

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

  SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                FOR THE PERIOD
                                                            MAY 2, 2005(a) THROUGH
                                                              DECEMBER 31, 2005
                                                            ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................           $ 30.00
                                                                    -------
INVESTMENT ACTIVITIES:
  Net investment income (loss)(b) .......................              0.36
  Net realized and unrealized gains (losses) on
     investments ........................................              1.67
                                                                    -------
     Total income (loss) from investment activities .....              2.03
                                                                    -------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...................................             (0.34)
In excess of net investment income ......................             (0.75)
                                                                    -------
Total distributions .....................................             (1.09)
                                                                    -------

NET ASSET VALUE, END OF PERIOD ..........................           $ 30.94
                                                                    =======

TOTAL RETURN ............................................              6.82%(c)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d) .......................................              2.13%
Net expenses(d) .........................................              1.98%
Net investment income (loss)(d) .........................              1.74%

SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................           $35,003
Portfolio turnover rate(e) ..............................             1,534%(c)

-------
(a) Commencement of operations
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

               See accompanying notes to the financial statements.

ACCESS ONE TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

1.   ORGANIZATION

     The Access One Trust (the "Trust") is a Delaware statutory trust organized on July 29, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust has authorized capital of unlimited shares of beneficial interest of no par value, which may be issued in more than one class or series. These accompanying financial statements relate to the Access VP High Yield Fund (the "Fund") which is a non-diversified series of the Trust pursuant to the 1940 Act.

     Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

     SECURITY VALUATION

     The securities in the portfolio of the Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System ("NASDAQ/NMS"), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that ProFund Advisors LLC (the "Advisor") deems appropriate in accordance with procedures approved by the Trust's Board of Trustees. Prices are generally provided by a third party pricing service.

     Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

     Debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of the Fund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust's Board of Trustees.

     When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

     REPURCHASE AGREEMENTS

     Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the Fund will be monitored by the Advisor.

     In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

ACCESS ONE TRUST

                                DECEMBER 31, 2005

     SHORT SALES

     The Fund may engage in short sales. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

     Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

     WHEN-ISSUED SECURITIES

     The Fund may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during the period from the date of transaction to delivery of the securities. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued securities. As of December 31, 2005, the Fund did not hold any when-issued securities.

     FUTURES CONTRACTS AND RELATED OPTIONS

     The Fund may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the Fund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

     Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction. As of December 31, 2005, the Fund did not hold any futures contracts.

     Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure the Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

     SWAP AGREEMENTS

     The Fund may enter into swap agreements for purposes of pursuing its investment objective or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the Fund's obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

     Credit default swaps ("CDSs") are bilateral financial contracts that transfer the credit risk of a third party reference entity from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted debt obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared

ACCESS ONE TRUST

                                DECEMBER 31, 2005

     to par value) is exchanged. The Fund expects that new ("on-the run") CDS issues will become available periodically. As such the Fund does not expect to hold these contracts to maturity; rather it expects to periodically "roll" all positions to the typically more liquid newer issues.

     CDSs are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the income, are recorded as "unrealized appreciation or depreciation on credit default swap agreements". Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments.

     In addition to being exposed to the credit risk of the underlying reference entity, CDSs are subject to counterparty risk, market risk and interest rate risk. CDSs utilized by the Fund may not perform as expected or in a manner similar to the high yield bond markets.

     In a "long" total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount. Payment is made at the conclusion of a total return swap agreement. Total return swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each total return swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian. Until a total return swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements".

     Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities of each particular Fund.

     SECURITIES TRANSACTIONS AND RELATED INCOME

     Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     ALLOCATIONS

     Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one Fund within the Trust are allocated among the respective Funds based upon relative net assets or another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the ProFunds and Access One Trusts based upon relative net assets or another reasonable basis. ProFund Advisors LLC also serves as the investment advisor for each of the additional 4 active Funds in the Access One Trust and each of the 91 active ProFunds in the ProFunds Trust.

     DISTRIBUTIONS TO SHAREHOLDERS

     The Fund intends to declare and distribute net investment income at least quarterly. Net realized capital gains, if any, will be distributed annually.

     The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent

ACCESS ONE TRUST

                                DECEMBER 31, 2005

     in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

     FEDERAL INCOME TAXES

     The Fund intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to make timely distributions in order to avoid tax liability. The Fund has a tax fiscal year end of December 31st.

3.   FEES AND TRANSACTIONS WITH AFFILIATES

     The Advisor serves as the investment advisor for the Fund. The Fund has entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Fund pays the Advisor a fee at an annualized rate, based on its average daily net assets, of 0.75%.

     BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays BISYS an annual fee based on ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. In addition, as Administrator, BISYS receives additional fees for support of the Trust's Compliance Service Program. ProFunds Distributors Inc., an affiliate of BISYS, serves as the Trust's distributor and principal underwriter and receives no compensation from the Fund for such services. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the Fund for which it receives additional fees. As transfer agent for the Fund, BISYS Fund Services Ohio, Inc. receives a base fee, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the Fund, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

     The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the Fund. For these services, the Fund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

     Under a Distribution and Shareholder Services Plan (the "Plan"), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, effective October 7, 2005, the Fund may pay financial intermediaries such as broker-dealers, investment advisers ("Authorized Firms") and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as reimbursement or compensation for distribution-related activities and/or shareholder services. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements ("Distribution and Service Agreements") with Authorized Firms that purchase shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 0.25% (on an annual basis) of the average daily net assets of the applicable Fund attributable to, or held in the name of the Authorized Firm for, its clients. The Fund may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

     Under a distribution plan adopted by the Board of Trustees, prior to October 7, 2005, the Fund could pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or producing a variety of services relating to the promotion, sale and servicing of shares of the Fund.

     Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the Fund for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trusts. Each of the two Independent Trustees were compensated $44,000 ($88,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trusts during the period ended December 31, 2005. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the Fund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

     The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the Fund for the year ended December 31, 2005 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of the Fund.

     The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made

ACCESS ONE TRUST

                                DECEMBER 31, 2005

     monthly, but only to the extent that such repayments would not cause annualized operating expenses of the Fund to exceed any expense limitation in place at that time. As of December 31, 2005, the repayments that may potentially be made by the Fund are as follows:

                                                             EXPIRES 2008
                                                             ------------
Access VP High Yield Fund .............................        $21,340

4.   SECURITIES TRANSACTIONS

     The cost of security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended December 31, 2005 were as follows:

                                                           PURCHASES         SALES
                                                         ------------    ------------
Access VP High Yield Fund ..........................     $164,706,884    $151,202,219

5.   FEDERAL INCOME TAX INFORMATION

     As of the latest tax year end of December 31, 2005, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

                                                             EXPIRES 2008
                                                             ------------
Access VP High Yield Fund .............................        $656,046

     The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2005, were as follows:

                                                                                                  TOTAL           TOTAL
                                                  ORDINARY    NET LONG-TERM    TOTAL TAXABLE    TAX RETURN    DISTRIBUTIONS
                                                   INCOME         GAINS        DISTRIBUTIONS    OF CAPITAL        PAID
                                                 ---------    -------------    -------------    ----------    -------------
Access VP High Yield Fund ....................    $780,893         $--           $780,893          $--          $780,893

     As of December 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                                                                       TOTAL
                                     UNDISTRIBUTED   UNDISTRIBUTED                   ACCUMULATED     UNREALIZED     ACCUMULATED
                                        ORDINARY       LONG-TERM     DISTRIBUTIONS   CAPITAL AND    APPRECIATION      EARNINGS
                                         INCOME      CAPITAL GAINS      PAYABLE      OTHER LOSSES  (DEPRECIATION)    (DEFICIT)
                                     -------------   -------------   -------------   ------------  --------------   ------------
Access VP High Yield Fund .......       $197,104          $--             $--          $(656,046)      $122,327       $(336,615)

     At December 31, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                 NET
                                                                   TAX           TAX         UNREALIZED
                                                                UNREALIZED    UNREALIZED    APPRECIATION
                                                   TAX COST    APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                                 ------------  ------------  ------------  --------------
Access VP High Yield Fund ..........             $ 35,899,120     $55,138        $--           $55,138

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Access VP High Yield Fund and the Board of Trustees of the Access One Trust

We have audited the accompanying statement of assets and liabilities of the Access VP High Yield Fund ("the Fund") (one of the portfolios comprising Access One Trust), including the schedule of portfolio investments, as of December 31, 2005, and the related statement of operations, statement of changes in net assets and financial highlights from May 2, 2005 (commencement of operations) to December 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Access VP High Yield Fund of the Access One Trust as of December 31, 2005, the results of its operations, the changes in its net assets and its financial highlights from May 2, 2005 (commencement of operations) to December 31, 2005, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ Ernst & Young LLP

Columbus, Ohio
February 17, 2006

ACCESS ONE TRUST

                          EXPENSE EXAMPLES (UNAUDITED)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also do not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

The ACTUAL RETURN table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                      BEGINNING        ENDING         EXPENSES PAID       EXPENSE RATIO
                                                    ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                                                       7/1/05         12/31/05      7/1/05 - 12/31/05   7/1/05 - 12/31/05
                                                    -------------   -------------   -----------------   -----------------
ACTUAL RETURN
Access VP High Yield Fund                             $1,000.00       $1,037.20           $10.17              1.98%

* Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The HYPOTHETICAL RETURN table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                      BEGINNING        ENDING         EXPENSES PAID       EXPENSE RATIO
                                                    ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                                                       7/1/05         12/31/05      7/1/05 - 12/31/05   7/1/05 - 12/31/05
                                                    -------------   -------------   -----------------   -----------------
HYPOTHETICAL RETURN
Access VP High Yield Fund                             $1,000.00       $1,015.22           $10.06              1.98%

* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

ACCESS ONE TRUST

                              TRUSTEES AND OFFICERS
                                   (UNAUDITED)

                                                                                               NUMBER OF
                                              TERM OF                                       PORTFOLIOS** IN         OTHER
                           POSITION(S)       OFFICE AND                                      FUND COMPLEX        DIRECTORSHIP
     NAME, ADDRESS          HELD WITH        LENGTH OF         PRINCIPAL OCCUPATION(S)        OVERSEEN BY          HELD BY
     AND BIRTH DATE        REGISTRANT       TIME SERVED*        DURING PAST 5 YEARS             TRUSTEE            TRUSTEE
     --------------        -----------      ------------       -----------------------      ---------------      ------------
INDEPENDENT TRUSTEES
--------------------
Russell S. Reynolds, III     Trustee         Indefinite:        Directorship Search          Access One          Directorship
c/o ProFunds                                 December           Group, Inc. (Executive        Trust (5)          Search
7501 Wisconsin Avenue,                       2004 to            Recruitment): President     ProFunds (91)        Group, Inc.
Suite 1000                                   present            (2004 to present);
Bethesda, MD 20814                                              Managing Director
Birth Date: 1957                                                (March 1993 to 2004)

Michael C. Wachs             Trustee         Indefinite:        AMC Delancey Group,          Access One          AMC
c/o ProFunds                                 December           Inc. (Real Estate             Trust (5)          Delancey
7501 Wisconsin Avenue,                       2004 to            Development): Vice          ProFunds (91)        Group, Inc.
Suite 1000                                   present            President (January 2001
Bethesda, MD 20814                                              to present); Delancey
Birth Date: 1961                                                Investment Group, Inc.
                                                                (Real Estate
                                                                Development): Vice
                                                                President (May 1996 to
                                                                December 2000)
INTERESTED TRUSTEE
------------------
Michael L. Sapir***          Trustee         Indefinite:        Chairman and Chief           Access One
7501 Wisconsin Avenue,                       December           Executive Officer of the      Trust (5)
Suite 1000                                   2004 to            Advisor (May 1997 to        ProFunds (91)
Bethesda, MD 20814                           present            present)
Birth Date: 1958

------
  * Each Trustee serves an indefinite term, until his or her successor is elected.
 ** Represents number of operational portfolios in Fund complex overseen by
    Trustee.
*** Mr. Sapir may   be deemed to be an "interested person," as defined by the
    1940 Act, because of his employment with, and ownership interest in, the Advisor.

        NAME, ADDRESS      POSITION(S) HELD       TERM OF OFFICE AND        PRINCIPAL OCCUPATION(S)
       AND BIRTH DATE       WITH REGISTRANT      LENGTH OF TIME SERVED        DURING PAST 5 YEARS
       --------------      ----------------      ---------------------      -----------------------
OFFICERS
--------
Michael L. Sapir           Chairman                   Indefinite:                 Chairman and Chief
7501 Wisconsin Avenue,                             December 2004 to               Executive Officer of the
Suite 1000                                              present                   Advisor (May 1997 to
Bethesda, MD 20814                                                                present)
Birth Date: 1958

Louis M. Mayberg           President                  Indefinite:                 President of the Advisor
7501 Wisconsin Avenue,                             December 2004 to               (May 1997 to present)
Suite 1000                                              present
Bethesda, MD 20814
Birth Date: 1962

Marc R. Bryant             Secretary                  Indefinite:                 Vice President and General
7501 Wisconsin Avenue,                             December 2004 to               Counsel of the Advisor
Suite 1000                                              present                   (January 2005 to present);
Bethesda, MD 20814                                                                Vice President and Chief
Birth Date: 1966                                                                  Legal Counsel of the
                                                                                  Advisor (July 2001 to
                                                                                  December 2004); GE
                                                                                  Investment Management
                                                                                  Inc; Vice President and
                                                                                  Associate General Counsel
                                                                                  (April 1998 to June 2001)

ACCESS ONE TRUST

                                   (UNAUDITED)

        NAME, ADDRESS      POSITION(S) HELD       TERM OF OFFICE AND        PRINCIPAL OCCUPATION(S)
       AND BIRTH DATE       WITH REGISTRANT      LENGTH OF TIME SERVED        DURING PAST 5 YEARS
       --------------      ----------------      ---------------------      -----------------------
Victor M. Frye             Chief Compliance        Indefinite:                    Counsel and Chief
7501 Wisconsin Avenue,     Officer              December 2004 to                  Compliance Officer to the
Suite 1000                                           present                      Advisor (October 2002 to
Bethesda, MD 20814                                                                present); Counsel,
Birth Date: 1958                                                                  Compliance Officer and
                                                                                  Assistant Secretary -
                                                                                  Calvert Group,
                                                                                  Ltd.(January 1999 to
                                                                                  October 2002)

Troy A. Sheets             Treasurer               Indefinite:                    BISYS Fund Services:
3435 Stelzer Road                               December 2004 to                  Vice President of Financial
Columbus, Ohio 43219                                 present                      Services (April 2002 to
Birth Date: 1971                                                                  present); KPMG LLP:
                                                                                  Senior Manager (August
                                                                                  1993 to March 2002)

John Danko                 Vice President          Indefinite:                    BISYS Fund Services:
3435 Stelzer Road                               December 2004 to                  Director of Client Services
Columbus, Ohio 43219                                 present                      (February 1997 to present)
Birth Date: 1967

     The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

                       This Page Intentionally Left Blank

ACCESS FUNDS

This report is submitted for the general information of the shareholders of the Access One Trust. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the Access One Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-5717; (ii) on the Access One Trust's website at http://www.accesshighyield.com; and (iii) on the Securities and Exchange Commission's "Commission" website at http://www.sec.gov. If applicable, information regarding how the Access One Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge by calling toll-free 1-888-776-5717; and (ii) on the Commission's website at http://www.sec.gov.

Access One Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                             [LOGO OF BEAR & BULL (R)]
                                   PROFUNDS(R)
                                DISTRIBUTORS, INC.

           Access Funds are distributed by ProFunds Distributors, Inc.

                                                                           12/05

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is "independent" for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)     2004 N/A
        2005 $74,360

(b)     2004 N/A
        2005 $7,500

        The fees for 2005 relate to the review of the semi-annual report to shareholders.

(c)     2004 N/A
        2005 $16,772

        Fees for 2005 relate to the preparation of the registrant's tax returns.

(d)     2004 N/A
        2005 $0

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee ("specific pre-approval") or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee ("general pre-approval"). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)  2004 N/A
        2005 0%

(f) Not applicable.

(g)     2004 N/A
        2005 $24,272

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

         (a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

         (a)(3) Not applicable.

         (b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Access One Trust
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Troy A. Sheets
                         ----------------------------------------------------
                          Troy A. Sheets, Treasurer and Principal Financial Officer

Date     March 2, 2006
    -------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Louis M. Mayberg
                         ----------------------------------------------------
                          Louis M. Mayberg, President and Principal Executive Officer

Date     March 2, 2006
    -------------------------------------------------------------------------

By (Signature and Title)* /s/ Troy A. Sheets
                         ----------------------------------------------------
                          Troy A. Sheets, Treasurer and Principal Financial Officer

Date     March 2, 2006
    -------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.